Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 6,836
2017	4,732
2018	2,993
2019	2,110
2020	1,473
Thereafter	3,583
Total minimum lease payments	$ 21,727